PROPERTY AND EQUIPMENT - Schedule Of Useful Life of the Assets (Details) - Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Telecomm-unications equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	5 years
Telecomm-unications equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	20 years
Buildings and constructions | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	5 years
Buildings and constructions | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	30 years
Office and other equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	2 years
Office and other equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	8 years